SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

	For the Six Months Ended March 31,
	2024	2023
Exercise price*	$0.10	$0.10
Expected term (years)	1	1
Expected stock price volatility	56.9%	158.2%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0%	0%

	For the Years Ended September 30,
	2023	2022
Exercise price*	$0.10	$0.10
Expected term (years)	1	1
Expected stock price volatility	158.2%	114.1%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0%	0%

SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	7,404	$0.10	9.25
Granted	3,750	0.10	10.00
Forfeited	-	-	-
Exercised	(2,244)	0.10	-
Outstanding, September 30, 2023	8,910	$0.10	9.03
Granted	6,122	0.10	10.00
Forfeited		-	-
Exercised	-	-	-
Outstanding, March 31, 2024	15,032	$0.10	8.86
Exercisable, March 31, 2024	10,728	$0.10	8.65

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

The following table summarizes the Company’s stock option activities:

	Number of options*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	3,600	$0.10	9.75
Granted	5,204	0.10	10.00
Forfeited	-	-
Exercised	(1,400)	0.10	-
Outstanding, September 30, 2022	7,404	$0.10	9.25
Granted	3,750	0.10	10.00
Forfeited	-	-	-
Exercised	(2,244)	0.10	-
Outstanding, September 30, 2023	8,910	$0.10	9.03
Exercisable, September 30, 2023	5,785	$0.10	8.51

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)